Financial Instruments (Details 2)	6 Months Ended
May 31, 2020 USD ($)
Undiscounted future cash flows	$ 9,412,116
Accounts Payable
Undiscounted future cash flows	4,296,577
Accrued Liabilities
Undiscounted future cash flows	1,513,429
Employee Costs Payable
Undiscounted future cash flows	1,628,580
Convertible Debentures
Undiscounted future cash flows	1,819,151
Promissory Notes Payable
Undiscounted future cash flows	154,379
Less Than 3 Months
Undiscounted future cash flows	8,911,979
Less Than 3 Months | Accounts Payable
Undiscounted future cash flows	4,296,577
Less Than 3 Months | Accrued Liabilities
Undiscounted future cash flows	1,513,429
Less Than 3 Months | Employee Costs Payable
Undiscounted future cash flows	1,628,580
Less Than 3 Months | Convertible Debentures
Undiscounted future cash flows	1,319,014
Less Than 3 Months | Promissory Notes Payable
Undiscounted future cash flows	154,379
Three To Six Months
Undiscounted future cash flows	500,137
Three To Six Months | Accounts Payable
Undiscounted future cash flows	0
Three To Six Months | Accrued Liabilities
Undiscounted future cash flows	0
Three To Six Months | Employee Costs Payable
Undiscounted future cash flows	0
Three To Six Months | Convertible Debentures
Undiscounted future cash flows	500,137
Three To Six Months | Promissory Notes Payable
Undiscounted future cash flows	0
Six To Nine Months
Undiscounted future cash flows	0
Six To Nine Months | Accounts Payable
Undiscounted future cash flows	0
Six To Nine Months | Accrued Liabilities
Undiscounted future cash flows	0
Six To Nine Months | Employee Costs Payable
Undiscounted future cash flows	0
Six To Nine Months | Convertible Debentures
Undiscounted future cash flows	0
Six To Nine Months | Promissory Notes Payable
Undiscounted future cash flows	0
Nine Months To One Year
Undiscounted future cash flows	0
Nine Months To One Year | Accounts Payable
Undiscounted future cash flows	0
Nine Months To One Year | Accrued Liabilities
Undiscounted future cash flows	0
Nine Months To One Year | Employee Costs Payable
Undiscounted future cash flows	0
Nine Months To One Year | Convertible Debentures
Undiscounted future cash flows	0
Nine Months To One Year | Promissory Notes Payable
Undiscounted future cash flows	0
Greater Than One Year
Undiscounted future cash flows	0
Greater Than One Year | Accounts Payable
Undiscounted future cash flows	0
Greater Than One Year | Accrued Liabilities
Undiscounted future cash flows	0
Greater Than One Year | Employee Costs Payable
Undiscounted future cash flows	0
Greater Than One Year | Convertible Debentures
Undiscounted future cash flows	0
Greater Than One Year | Promissory Notes Payable
Undiscounted future cash flows	$ 0